FINANCIAL INSTRUMENTS - Fair value measurement of assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 4.5	$ 0.5
Financial assets at amortised cost	219.2	172.6
Financial assets	223.7	173.1
Financial liabilities, at fair value	24.7	12.3
Financial liabilities at amortised cost	891.9	937.5
Financial liabilities	916.6	949.8
Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0.0	0.0
Financial liabilities at amortised cost	842.4	855.4
Financial liabilities	842.4	855.4
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0.0	0.0
Financial liabilities at amortised cost	14.4	47.1
Financial liabilities	14.4	47.1
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	24.7	12.3
Financial liabilities at amortised cost	35.1	35.0
Financial liabilities	59.8	47.3
Loan receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0.0	0.0
Financial assets at amortised cost	4.6	4.6
Financial assets	4.6	4.6
Freight receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0.0	0.0
Financial assets at amortised cost	58.6	89.8
Financial assets	58.6	89.8
Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	4.5	0.5
Financial assets at amortised cost	20.4	5.7
Financial assets	24.9	6.2
Cash and cash equivalents, including restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0.0	0.0
Financial assets at amortised cost	135.6	72.5
Financial assets	135.6	72.5
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	4.5	0.5
Financial liabilities, at fair value	24.7	12.3
Level 2 | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0.0	0.0
Level 2 | Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0.0	0.0
Level 2 | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	24.7	12.3
Level 2 | Loan receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0.0	0.0
Level 2 | Freight receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0.0	0.0
Level 2 | Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	4.5	0.5
Level 2 | Cash and cash equivalents, including restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 0.0	$ 0.0